Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of the Master Trust's Hierarchy of Assets Measured at Fair Value	The following table presents the Master Trust's hierarchy for its assets measured at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Mutual funds	$141,112,300	$—	$—	$141,112,300
Common/collective trust funds	2,472,523,301	—	—	2,472,523,301
Common stock funds	33,296,633	—	—	33,296,633
Self-directed brokerage account	88,070,839	—	—	88,070,839
Cash and cash equivalents	22,364	—	—	22,364
Total	$2,735,025,437	$—	$—	$2,735,025,437
Separate account funds measured at NAV				70,488,765
Total assets at fair value				$2,805,514,202

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Mutual funds	$123,107,773	$—	$—	$123,107,773
Common/collective trust funds	2,176,721,606	—	—	2,176,721,606
Common stock funds	30,890,263	—	—	30,890,263
Self-directed brokerage account	74,619,528	—	—	74,619,528
Cash and cash equivalents	34,172	—	—	34,172
Total	$2,405,373,342	$—	$—	$2,405,373,342
Separate account funds measured at NAV				73,640,838
Total assets at fair value				$2,479,014,180